Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2024	2023 (a)	2022 (a)
Current tax expense:
Federal	$902	$727	$331
Foreign	595	443	404
State and local	153	192	19
Total current tax expense	1,650	1,362	754
Deferred tax expense (benefit):
Federal	(277)	(344)	130
Foreign	(30)	31	(5)
State and local	(38)	(70)	58
Total deferred tax expense (benefit)	(345)	(383)	183
Provision for income taxes	$1,305	$979	$937
(a)    The provision for income taxes for the years ended Dec. 31, 2023 and Dec. 31, 2022 was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

In accordance with ASU 2023-02, Investments— Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, we elected to account for investments in renewable energy projects that met the eligibility requirement using the proportional amortization method on a retrospective basis.

For additional information, see Note 2 and Note 8.

The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2024	2023	2022
Domestic (a)	$3,462	$2,196	$1,849
Foreign	2,386	2,087	1,631
Income before taxes (a)	$5,848	$4,283	$3,480
(a)    Domestic income before taxes for the years ended Dec. 31, 2023 and Dec. 31, 2022 was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2024	2023
Depreciation and amortization	$1,700	$1,811
Pension obligation	421	388
Other liabilities	189	149
Equity investments	55	56
Securities valuation	(39)	(29)
Leasing	(41)	(41)
Other assets	(62)	(55)
Credit losses on loans	(98)	(106)
Reserves not deducted for tax	(236)	(314)
Employee benefits	(269)	(252)
U.S. foreign tax credits	(101)	(96)
Valuation allowance	135	130
Net deferred tax liability (a)	$1,654	$1,641
(a)    The deferred tax liability for the year ended Dec. 31, 2023 was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

As of Dec. 31, 2024, BNY had $101 million of U.S. foreign tax credit carryforwards which will begin to expire in 2029. In addition, we have an unrealized capital loss of $34 million. We believe it is more likely than not that the benefit from these items will not be realized. Accordingly, we have recorded a valuation allowance of $135 million. We believe it is more likely than not that we will fully realize our remaining deferred tax assets. This conclusion is based on historical financial results and profit forecasts.

As of Dec. 31, 2024, we had approximately $1.4 billion of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no local distribution tax provision has been recorded. If these earnings were to be repatriated, the estimated tax liability as of Dec. 31, 2024 would be up to $170 million.

The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2024	2023 (a)	2022 (a)
Federal rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.6	2.2	1.9
Foreign operations	1.3	1.1	2.1
Tax credits	(1.3)	(2.3)	(2.1)
Tax-exempt income	(0.6)	(0.7)	(1.0)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.3	0.4	0.4
Stock compensation	(0.2)	(0.1)	(0.6)
Goodwill impairment	—	—	3.7
Divestiture of stock in subsidiary	—	0.7	0.9
Other – net	0.2	0.6	0.6
Effective tax rate	22.3%	22.9%	26.9%
(a)    The effective tax rate for the years ended Dec. 31, 2023 and Dec. 31, 2022 was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

Unrecognized tax positions
(in millions)	2024	2023	2022
Beginning balance at Jan. 1, – gross	$109	$106	$138
Prior period tax positions:
Increases	2	—	—
Decreases	(2)	(5)	(11)
Current period tax positions	8	8	8
Settlements	—	—	(16)
Statute expiration	(8)	—	(13)
Ending balance at Dec. 31, – gross	$109	$109	$106

Our total tax reserves as of Dec. 31, 2024 were $109 million compared with $109 million at Dec. 31, 2023. If these tax reserves were unnecessary, $109 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2024 is accrued interest, where applicable, of $41 million. The additional tax expense related to interest for the year ended Dec. 31, 2024 was $2 million, compared with $6 million for the year ended Dec. 31, 2023.

It is reasonably possible the total reserve for uncertain tax positions could decrease within the next 12 months by approximately $25 million as a result of adjustments related to tax years that are still subject to examination.

Our federal income tax returns are open to examination from 2017 through 2019 and 2021 and forward. Our New York State income tax returns are open to examination after 2015 and our New York City income tax returns are open to examination after 2014. Our UK income tax returns are open to examination after 2020.